Net Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Attributable to Genesis Energy L.P.	$ (24,783)	$ (323)	$ 10,997	$ 8,034	$ 15,512	$ 6,312	$ 33,733	$ 27,090	$ (6,075)	$ 82,647	$ 113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units									(69,801)	(21,995)	0
Net Income (Loss) Available to Common Unitholders									$ (75,876)	$ 60,652	$ 113,249
Weighted Average Outstanding Units (in units)									122,579,000	121,546,000	113,433,000
Basic and Diluted (in dollars per unit)									$ (0.62)	$ 0.50	$ 1.00
Class A Convertible Preferred Stock Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in units)									24,438,022